Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Equity	$ 11,067	$ 10,313
Cumulative translation adjustments
Equity	73	82
Additional paid-in capital
Equity	283	283
Convertible borrowings - equity component
Equity	$ 38	$ 38